Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense) benefit for the years ended December 31, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010

Current:
Federal	$—	$—	$—
State	—	—	—
Deferred:
Federal	1,267,000	56,000	133,000
State	(653,000)	(18,000)	(25,000)
Net operating loss carryforward	4,635,000	1,310,000	2,023,000
Valuation Allowance	(5,267,000)	(1,366,000)	(2,145,000)

Total income tax (expense) benefit	$(18,000)	$(18,000)	$(14,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2012	2011
Deferred tax assets:
Stock-based compensation	$5,087,000	$3,948,000
Tax credits	2,512,000	—
Deferred financing costs	714,000	—
Start-up and organizational costs	272,000	—
Tax deductible Goodwill	136,000	—
Property and equipment	244,000	—
Derivative liabilities	522,000	713,000
Other	109,000	168,000
Total deferred tax assets	9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets	(12,353,000)	—
Discount on Note Payable	(377,000)	(617,000)
Other	(50,000)	(32,000)
Total deferred tax liabilities	(12,780,000)	(649,000)
Net deferred tax assets, excluding net operating loss carryforwards	(3,184,000)	4,180,000
Net operating loss carryforwards	41,540,000	15,488,000
	38,356,000	19,668,000
Less valuation allowance	(38,406,000)	(19,700,000)
Total deferred tax assets (liabilities)	$(50,000)	$(32,000)

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2011 and 2010 consist of the following:

	2011	2010
Current
Deferred tax assets:
Domestic net operating loss carryforwards	$–	$39,600
Accrued Severance	–	4,900
Deferred Transaction Costs	43,100	–
Deferred Rent	47,400	–
Inventory Reserve	7,000
Less Valuation Allowance	(97,500)	–
Deferred tax assets, current	–	44,500
Deferred tax liabilities:
Deferred rent	–	44,500
Deferred tax asset (liabilities), current	–	44,500
Net current deferred tax asset (liability)	$–	$–

	2011	2010
Noncurrent
Deferred tax assets:
Domestic net operating loss carryforwards	$22,025,100	$20,110,800
Charitable contribution carryforwards	1,300	1,500
Start-up costs	266,600	266,600
Organizational costs	1,000	1,000
Share-based compensation	256,100	230,800
Intangible assets	14,900	18,700
Deferred financing costs	618,800	–
Federal income tax credits	2,311,600	2,159,400
Fixed assets	54,300	111,600
Less valuation allowance	(25,549,700)	(22,900,400)
Deferred tax assets, noncurrent	–	–
Deferred tax liabilities:
Fixed assets	–	–
Deferred tax asset (liabilities), noncurrent	–	–
Net deferred tax asset (liability)	$–	$–

Schedule Of Change In Valuation Allowance For Deferred Tax Assets [Table Text Block]
The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance - January 1, 2010	$16,042,000

2010 provision	2,292,000

Valuation allowance - December 31, 2010	18,334,000

2011 provision	1,366,000

Valuation allowance - December 31, 2011	19,700,000

Purchase Accounting changes	13,439,000
2012 provision	5,267,000

Valuation allowance - December 31, 2012	$38,406,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2012	2011	2010

U.S. Federal statutory income tax	35.0%	35.0%	35.0%

State and local income tax benefits	4.2%	3.4%	3.2%
Fair value of Derivatives	(6.8)%	4.7%	(3.0)%
Nondeductible guarantee fees	(3.7)%	(2.0)%	(1.4)%
Other	(2.1)%	(1.5)%	0.2%

Valuation allowance for deferred income tax assets	(26.6)%	(39.1)%	(33.8)%

Effective income tax rate	0.1%	0.5%	0.2%

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes for the years ended December 31, 2010 and 2011 as follows:

	Years Ended December 31
	2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings

United States Federal tax at statutory rate	$(2,310,400)	(34.0)%	$(3,269,800)	(34.0)%
State taxes (net of Federal benefit)	(309,100)	(4.5)	(437,600)	(4.6)
Change in valuation reserves	2,746,800	41.0	3,464,100	36.0
Federal income tax credits	(149,800)	(3.0)	(433,600)	(4.5)
Amortization of debt discount	468,200	9.0	969,400	10.1
Other nondeductible expenses	(454,600)	(8.7)	(471,700)	(4.9)
Other	8,900	0.2	179,200	1.9
Provision for income taxes	$–	0.0%	$–	0.0%